Employee Benefits - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plans
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 6,617	$ 8,030
Service cost	223	280	$ 265
Interest cost	370	248	219
Plan amendments	(23)	2
Actuarial (gain) loss	398	(2,250)
Lump sum settlements	(94)	(76)
Benefit payments	(213)	(195)
Acquisitions	0	578
Benefit obligation at end of measurement period	7,278	6,617	8,030
Change In Fair Value Of Plan Assets
Balance at beginning of period	7,375	8,113
Actual return on plan assets	658	(1,245)
Employer contributions	28	28
Lump sum settlements	(94)	(76)
Benefit payments	(213)	(195)
Acquisitions	25	750
Balance at end of period	7,779	7,375	$ 8,113
Funded Status	501	758
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	1,072	1,286
Current benefit liability	(26)	(25)
Noncurrent benefit liability	(545)	(503)
Recognized amount	501	758
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial loss	(1,607)	(1,326)
Net prior service credit	34	12
Recognized amount	(1,573)	(1,314)
Accumulated benefit obligation for all pension plans	6,800	5,000
Postretirement Welfare Plans
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	51
Benefit obligation at end of measurement period	49	51
Change In Fair Value Of Plan Assets
Balance at beginning of period	42
Balance at end of period	45	42
Accumulated Other Comprehensive Income (Loss), Pretax
Recognized amount	$ 52	$ 62